Property and Equipment - Property and Equipment (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 3,300,275	$ 3,278,683
Less accumulated depreciation	(3,232,003)	(3,220,417)
Property Plant and Equipment Net	68,272	58,266
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	82,252	92,318
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	46,523	42,736
Scientific Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	2,851,947	2,824,076
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 319,553	$ 319,553